Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Infrastructure costs
Property and equipment	£ 1,928	£ 1,815	£ 1,948
Depreciation and amortisation	1,756	1,700	1,784
Impairment of property, equipment and intangible assets	20	34	363
Total infrastructure costs	3,704	3,549	4,095
Administration and general expenses
Consultancy, legal and professional fees	790	829	782
Marketing and advertising	618	649	585
Other administration and general expenses	1,321	1,292	1,235
Total administration and general expenses	2,729	2,770	2,602
Total infrastructure, administration and general expenses	£ 6,433	£ 6,319	£ 6,697